Share-based compensation (Summary of Restricted Share Units Activity) (Details) - Restricted share units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2011 Incentive Scheme [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	25,229,634	30,874,144	20,955,720
Granted (in shares)	16,114,095	11,977,794	22,090,030
Forfeited (in shares)	(6,381,786)	(5,115,304)	(4,007,728)
Vested (in shares)	(7,848,811)	(12,507,000)	(8,163,878)
Outstanding at the end of the period (in shares)	27,113,132	25,229,634	30,874,144
Expected to vest at the end of the period (in shares)	25,703,976
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.9639	$ 4.4969	$ 2.4320
Granted (in dollars per share)	3.0005	4.7052	5.3001
Forfeited (in dollars per share)	4.7840	4.6843	2.5561
Vested (in dollars per share)	4.7427	3.6776	2.3227
Outstanding at the end of the period (in dollars per share)	3.9034	$ 4.9639	$ 4.4969
Expected to vest at the end of the period (in dollars per share)	$ 3.8916
Huya 2017 Share Incentive Plan [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	4,107,185	0
Granted (in shares)	2,908,370	4,193,685
Forfeited (in shares)	(270,707)	(76,500)
Vested (in shares)	(465,000)	(10,000)
Outstanding at the end of the period (in shares)	6,279,848	4,107,185	0
Expected to vest at the end of the period (in shares)	6,040,024
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 9.0331	$ 0
Granted (in dollars per share)	22.7642	9.0242
Forfeited (in dollars per share)	14.8129	7.1600
Vested (in dollars per share)	7.1600	19.5900
Outstanding at the end of the period (in dollars per share)	15.4350	$ 9.0331	$ 0
Expected to vest at the end of the period (in dollars per share)	$ 15.0623